Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2018
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income for the six and three months ended September 30, 2017 and 2018 consist of the following:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Life insurance premiums	¥142,495	¥153,511
Life insurance related investment income	38,715	27,093

	¥181,210	¥180,604

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Life insurance premiums	¥71,122	¥78,475
Life insurance related investment income	16,434	19,270

	¥87,556	¥97,745

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2017 and 2018, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Reinsurance benefits	¥1,870	¥1,193
Reinsurance premiums	(3,763)	(2,849)

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Reinsurance benefits	¥850	¥596
Reinsurance premiums	(1,813)	(1,467)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥37,141	¥22,054
Net gains or losses from derivative contracts :	(5,949)	(3,460)
Futures	(4,453)	(2,321)
Foreign exchange contracts	(584)	(535)
Options held	(912)	(604)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(88,501)	¥(38,417)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	104,399	47,671
Changes in the fair value of the reinsurance contracts	6,874	3,887

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥16,014	¥16,603
Net gains or losses from derivative contracts :	(2,416)	(2,331)
Futures	(1,826)	(1,752)
Foreign exchange contracts	(262)	(308)
Options held	(328)	(271)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(40,895)	¥(13,859)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	47,955	22,966
Changes in the fair value of the reinsurance contracts	2,828	2,444